Income Taxes (Schedule Of Income Tax Benefit From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current tax expense (benefit), Federal									$ 5,659
Current tax expense (benefit), State									653
Current tax expense (benefit), Total									6,312
Deferred tax expense (benefit), Federal									105	(160)	(59)
Deferred tax expense (benefit), State									21	(30)	(11)
Deferred tax expense (benefit), Total				(363)					126	(190)	(70)
Total income tax expense (benefit), Federal									5,764	(160)	(59)
Total income tax expense (benefit), State									674	(30)	(11)
Total income tax benefit	$ 6,085	$ 318	$ 398	$ (363)	$ (153)	$ 294	$ 176	$ (507)	$ 6,438	$ (190)	$ (70)